UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: October 31, 2014

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

NorthPointe Small Cap Value Fund

NorthPointe Large Cap Value Fund

Annual Report	October 31, 2014

Investment Adviser:

NorthPointe Capital, LLC

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

The Funds will file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-457-NPF3 (6733); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014
(Unaudited)

Dear Shareholders:

Welcome to the NorthPointe Funds. We are pleased to provide you with the inaugural annual report of the NorthPointe Funds. The NorthPointe Small Cap Value and the NorthPointe Large Cap Value mutual funds were launched on March 25th of this year, bringing NorthPointe Capital’s long established institutional investment processes to the mutual fund market place. With the launch of both funds, we hope to be able to assist individuals in their quest to reach their respective investment goals and objectives.

Performance

For the period March 25th, 2014 to October 31st, 2014 the NorthPointe Small Cap Value Fund returned -3.30%, for both the Institutional and Investor Shares, versus the 0.03% return of the benchmark, the Russell 2000® Value Index. For the same period, the NorthPointe Large Cap Value Fund returned 8.50%, for both the Institutional and Investor Shares, versus the 8.09% return of the Russell 1000® Value Index, the fund’s benchmark.

Small Cap Value Commentary

While headlines that tout geopolitical unrest and uncertainty over domestic monetary policy make for interesting reading, we continue to spend a majority of our research efforts on tracking the progress of individual companies. The portfolio’s investments in the Health Care sector remained the largest overweight exposure relative to the Russell 2000 Value Index. The portfolio also maintained notable overweight positions to the Information Technology and Materials sectors. Exposure to Financials remained the largest underweight position. There were two areas in the portfolio in which we had disappointing stock performance: the Consumer Discretionary and Energy stocks in the portfolio. On the energy front, the rapid decline in crude oil prices in the third quarter and then a collapse in October to $75 per barrel (West Texas Intermediate Crude aka Oil), led to sharp sell-offs in our energy holdings. We took the opportunity in October to shift our exposure to our highest quality names as the market had very little discrimination in its selling of the space. On the positive front, our ability to find strong stocks in the Health Care area has continued to be good. In the initial seven-month period for the fund, the returns of our healthcare names exceeded the health care sector by 15% and more than 20% to the Russell 2000 Index.

Large Cap Value Commentary

The Large Cap Value Fund’s returns were driven by strong stock price appreciation in the Consumer Staples and Information Technology Sectors. Stock selection in the Energy sector negatively impacted performance for the period, as the portfolio’s overweighting in Oil refiners detracted from results. The strongest contributors to your portfolio over the period included Micron Technology, Skyworks Solutions, and Pilgrim’s Pride.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014
(Unaudited)

Micron Technology, a Dramatic Random Access Memory focused semiconductor company, posted strong quarterly results. The company has continued to surpass Wall Street expectations on both the top and bottom lines. In our view, Micron remains an underappreciated investment that is leveraged to rapidly increasing earnings. Skyworks Solutions, a global semiconductor company, has continued to raise forward guidance propelled by increased visibility and incremental design. Pilgrim’s Pride, a food company involved in the production and distribution of value-added chicken products, benefited from their protein focused business model. Surging beef prices have continued to benefit this chicken producer.

Outlook

As we review our investments, we are quite comfortable with the fundamental advancement of our names in general. We continue to believe strong fundamental performance combined with attractive valuations will deliver attractive investment returns over a longer time frame. Our portfolio management teams have positioned both funds to help navigate the ever changing market environment. This positioning has been achieved by focusing our research efforts on individual companies and utilizing our risk management techniques to deliver a portfolio of securities whose success or failure will be defined by the team’s stock selection.

Respectfully submitted,

The NorthPointe Capital Portfolio Management Team

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

There are risks involved with investing in mutual funds, including loss of principal. In addition to the normal risks involved with investing in mutual funds, including loss of principal, investments in smaller companies typically exhibit higher volatility. Current and future holdings are subject to risk.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2014 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the NorthPointe Small Cap Value Fund, Institutional or Investor Class Shares, versus Russell 2000 Value Index

Total Return for the Period Ended October 31, 2014*
Cumulative Inception to Date(1)
Institutional Shares	-3.30%
Investor Shares	-3.30%
Russell 2000 Value Index	0.03%

*	Commenced operations on March 25, 2014.
(1)	If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2014 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the NorthPointe Large Cap Value Fund, Institutional or Investor Class Shares, versus Russell 1000 Value Index

Total Return for the Period Ended October 31, 2014*
Cumulative Inception to Date(1)
Institutional Shares	8.50%
Investor Shares	8.50%
Russell 1000 Value Index	8.09%

*	Commenced operations on March 25, 2014.
(1)	If the Adviser had not limited certain expenses, the Fund’s total returns would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2014

Sector Weightings (Unaudited) †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.0%‡
	Shares	Value

CONSUMER DISCRETIONARY — 12.6%
Brown Shoe	1,011	$26,882
Citi Trends*	1,220	27,633
Harte-Hanks	2,196	14,296
Lands’ End*	430	20,412
Lions Gate Entertainment	698	23,125
MDC Partners, Cl A	846	17,512
Stoneridge*	2,438	31,670

		161,530

ENERGY — 5.1%
Emerald Oil*	2,418	7,689
Gastar Exploration*	2,943	11,772
Sanchez Energy*	1,800	30,726
Willbros Group*	2,523	14,810

		64,997

FINANCIALS — 25.8%
Agree Realty REIT	992	30,365
Ameris Bancorp	1,005	24,924
CatchMark Timber Trust, Cl A REIT	1,877	21,961
Customers Bancorp*	1,431	27,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
First NBC Bank Holding*	698	$25,638
Kennedy-Wilson Holdings	1,317	35,678
Marlin Business Services	992	20,971
National General Holdings	2,201	41,269
Renasant	1,427	43,024
Talmer Bancorp, Cl A	1,840	25,723
Triangle Capital	691	17,524
TriState Capital Holdings*	1,858	18,115

		332,524

HEALTH CARE — 17.0%
AtriCure*	2,174	37,915
ExamWorks Group*	1,068	41,417
Keryx Biopharmaceuticals*	1,232	20,759
LDR Holding*	1,233	42,465
Novavax*	6,676	37,386
Supernus Pharmaceuticals*	2,857	22,941
Synergetics USA*	735	2,609
Teleflex	120	13,694

		219,186

INDUSTRIALS — 9.3%
GenCorp*	1,438	24,388
Matthews International, Cl A	573	26,404
NN	1,032	25,800
Roadrunner Transportation Systems*	742	15,293
RPX*	755	10,608
Viad	687	17,525

		120,018

INFORMATION TECHNOLOGY — 14.9%
Atmel*	2,149	15,946
Calix*	2,635	28,484

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Diebold	987	$34,970
Intersil, Cl A	1,133	15,058
Methode Electronics	732	28,826
Microsemi*	1,005	26,200
PDF Solutions*	782	10,142
ShoreTel*	4,006	32,409

		192,035

MATERIALS — 8.0%
Ferro*	1,389	18,224
Headwaters*	2,321	29,477
Innophos Holdings	414	23,598
Sensient Technologies	531	31,424

		102,723

UTILITIES — 1.3%
SJW	522	16,683

TOTAL COMMON STOCK (Cost $1,213,502)		1,209,696

EXCHANGE TRADED FUND — 2.7%
iShares Russell 2000 Value ETF (Cost $34,514)	350	35,028

CASH EQUIVALENT — 2.3%
SEI Daily Income Trust Money Market Fund, 0.050% (A) (Cost $29,853)	29,853	29,853

TOTAL INVESTMENTS — 99.0% (Cost $1,277,869)		$1,274,577

Percentages are based on Net Assets of $1,287,383.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2014.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2014

Sector Weightings (Unaudited) †:

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.5%‡
	Shares	Value

CONSUMER DISCRETIONARY — 6.0%
General Motors	352	$11,053
Kohl’s	352	19,085
Lear	160	14,800
Macy’s	284	16,421
Time Warner	315	25,033
Viacom, Cl B	219	15,917
Whirlpool	90	15,485
Wyndham Worldwide	130	10,097

		127,891

CONSUMER STAPLES — 7.1%
Altria Group	294	14,212
CVS Health	401	34,410
Kimberly-Clark	135	15,427
Kroger	460	25,626
Procter & Gamble	411	35,868
Tyson Foods, Cl A	638	25,743

		151,286

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

ENERGY — 11.8%
Baker Hughes	333	$17,636
Chevron	390	46,780
ConocoPhillips	257	18,543
Exxon Mobil	826	79,882
Marathon Petroleum	219	19,907
Phillips 66	232	18,212
Valero Energy	365	18,283
Whiting Petroleum*	273	16,718
World Fuel Services	411	16,950

		252,911

FINANCIALS — 28.2%
American International Group	411	22,017
Assurant	286	19,511
Bank of America	2,001	34,337
Berkshire Hathaway, Cl B*	276	38,684
Capital One Financial	200	16,554
Citigroup	397	21,251
Goldman Sachs Group	214	40,658
JPMorgan Chase	1,189	71,911
Lincoln National	501	27,435
MetLife	411	22,293
Morgan Stanley	933	32,608
National Retail Properties REIT	671	25,579
Omega Healthcare Investors REIT	451	17,210
PNC Financial Services Group	170	14,686
Prudential Financial	386	34,176
Regions Financial	1,980	19,661
Starwood Property Trust REIT	1,145	25,831
Two Harbors Investment REIT	2,523	25,558
US Bancorp	506	21,556

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

FINANCIALS — continued
Voya Financial	490	$19,233
Wells Fargo	977	51,869

		602,618

HEALTH CARE — 12.5%
Actavis*	71	17,235
Boston Scientific*	1,731	22,988
Cigna	352	35,049
Gilead Sciences*	267	29,904
Johnson & Johnson	284	30,610
Merck	593	34,358
Pfizer	1,355	40,582
St. Jude Medical	232	14,887
Thermo Fisher Scientific	179	21,045
UnitedHealth Group	219	20,807

		267,465

INDUSTRIALS — 9.8%
AGCO	352	15,597
Alliant Techsystems	112	13,100
Caterpillar	190	19,268
Delta Air Lines	525	21,121
FedEx	147	24,608
General Electric	2,137	55,156
Huntington Ingalls Industries	159	16,825
L-3 Communications Holdings, Cl 3	157	19,069
United Rentals*	232	25,534

		210,278

INFORMATION TECHNOLOGY — 9.9%
Cisco Systems	1,056	25,840
Hewlett-Packard	944	33,871
Intel	915	31,119
Micron Technology*	915	30,277

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2014

COMMON STOCK — continued
	Shares	Value

INFORMATION TECHNOLOGY — continued
Microsoft	863	$40,518
Skyworks Solutions	534	31,100
VeriFone Systems*	496	18,481

		211,206

MATERIALS — 2.6%
Cabot	501	23,261
Dow Chemical	200	9,880
Reliance Steel & Aluminum	349	23,551

		56,692

TELECOMMUNICATION SERVICES — 1.7%
AT&T	1,037	36,129

UTILITIES — 5.9%
AES	1,355	19,065
Consolidated Edison	238	15,080
Entergy	219	18,400
Exelon	751	27,479
Great Plains Energy	685	18,447
Public Service Enterprise Group	648	26,769

		125,240

TOTAL COMMON STOCK (Cost $1,998,564)		2,041,716

EXCHANGE TRADED FUND — 2.6%
iShares Russell 1000 Value ETF (Cost $53,136)	550	56,210

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
OCTOBER 31, 2014

CASH EQUIVALENT — 3.9%
	Shares	Value
SEI Daily Income Trust Money Market Fund, 0.050% (A) (Cost $82,385)	82,385	$82,385

TOTAL INVESTMENTS — 102.0% (Cost $2,134,085)		$2,180,311

Percentages are based on Net Assets of $2,137,664.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2014.
Cl —	Class
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

STATEMENTS OF ASSETS AND LIABILITIES
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Assets:
Investments, at Value (Cost $1,277,869 and $2,134,085, respectively)	$1,274,577	$2,180,311
Receivable for Investment Securities Sold	33,005	—
Receivable due from Adviser	26,690	30,813
Receivable for Capital Shares Sold	24,250	250
Deferred Offering Costs (See Note 2)	10,225	10,225
Dividends Receivable	31	1,950
Prepaid Expenses	2,126	2,650

Total Assets	1,370,904	2,226,199

Liabilities:
Payable due to Administrator	10,622	10,622
Payable due to Trustees	9,273	11,699
Payable for Investment Securities Purchased	7,304	—
Chief Compliance Officer Fees Payable	3,301	4,165
Payable due to Shareholder Servicing Provider (Investor Shares)	684	936
Offering Costs Payable	9,763	9,834
Other Accrued Expenses	42,574	51,279

Total Liabilities	83,521	88,535

Net Assets	$1,287,383	$2,137,664

Net Assets Consist of:
Paid-in Capital	$1,328,901	$2,088,569
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(1,857)	4,691
Accumulated Net Realized Loss on Investments	(36,369)	(1,822)
Net Unrealized Appreciation (Depreciation) on Investments	(3,292)	46,226

	$1,287,383	$2,137,664

Institutional Shares:
Net Assets	$159,342	$170,306
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	16,480	15,695
Net Asset Value, Offering and Redemption Price Per Share	$9.67	$10.85

Investor Shares:
Net Assets	$1,128,041	$1,967,358
Outstanding Shares of Beneficial Interest (unlimited authorization—no par value)	116,705	181,369
Net Asset Value, Offering and Redemption Price Per Share	$9.67	$10.85

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
FOR THE PERIOD ENDED
OCTOBER 31, 2014*

STATEMENTS OF OPERATIONS
	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund

Investment Income
Dividends	$3,668	$10,249
Less: Foreign Taxes Withheld	(46)	—

Total Investment Income	3,622	10,249

Expenses
Administration Fees	75,343	75,343
Trustees’ Fees	31,253	38,396
Chief Compliance Officer Fees	3,301	4,165
Investment Advisory Fees	2,911	2,582
Shareholder Servicing Fees (Investor Shares)	714	995
Transfer Agent Fees	37,708	38,586
Legal Fees	21,774	27,226
Audit Fees	19,271	24,312
Offering Costs (See Note 2)	15,722	16,597
Printing Fees	12,508	15,492
Custodian Fees	3,011	3,011
Registration Fees	1,103	1,173
Insurance and Other Expenses	4,044	4,371

Total Expenses	228,663	252,249

Less:
Waiver of Investment Advisory Fees	(2,911)	(2,582)
Reimbursement from Adviser	(188,167)	(211,972)
Waiver of Administration Fees	(31,965)	(31,965)
Fees Paid Indirectly	(1)	(1)

Net Expenses	5,619	5,729

Net Investment Income (Loss)	(1,997)	4,520

Net Realized Loss on Investments	(36,229)	(1,651)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,292)	46,226

Net Realized and Unrealized Gain (Loss) on Investments	(39,521)	44,575

Net Increase (Decrease) in Net Assets Resulting from Operations	$(41,518)	$49,095

*	Commenced operations on March 25, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended October 31, 2014*

Operations:
Net Investment Loss	$(1,997)
Net Realized Loss on Investments	(36,229)
Net Change in Unrealized Depreciation on Investments	(3,292)

Net Decrease in Net Assets Resulting from Operations	(41,518)

Capital Share Transactions:(1)
Institutional Shares
Issued	110,300

Net Institutional Shares Transactions	110,300

Investor Shares
Issued	1,169,263
Redeemed	(662)

Net Investor Shares Transactions	1,168,601

Net Increase in Net Assets from Share Transactions	1,278,901

Total Increase in Net Assets	1,237,383

Net Assets:
Beginning of Period	50,000

End of Period (including accumulated net investment loss of $(1,857))	$1,287,383

*	Commenced operations on March 25, 2014.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended October 31, 2014*

Operations:
Net Investment Income	$4,520
Net Realized Loss on Investments	(1,651)
Net Change in Unrealized Appreciation on Investments	46,226

Net Increase in Net Assets Resulting from Operations	49,095

Capital Share Transactions:(1)
Institutional Shares
Issued	108,300

Net Institutional Shares Transactions	108,300

Investor Shares
Issued	1,931,225
Redeemed	(956)

Net Investor Shares Transactions	1,930,269

Net Increase in Net Assets from Share Transactions	2,038,569

Total Increase in Net Assets	2,087,664

Net Assets:
Beginning of Period	50,000

End of Period (including undistributed net investment income of $4,691)	$2,137,664

*	Commenced operations on March 25, 2014.

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Institutional Shares
	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.02)
Net Realized and Unrealized Loss	(0.31)

Total from Operations	(0.33)

Net Asset Value, End of Period	$9.67

Total Return†	(3.30)%

Ratios and Supplemental Data
Net Assets, End of Period	$159,342
Ratio of Expenses to Average Net Assets	1.25	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	134.86	%**
Ratio of Net Investment Loss to Average Net Assets	(0.28	)%**
Portfolio Turnover Rate	46	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

	Investor Shares
	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.03)
Net Realized and Unrealized Loss	(0.30)

Total from Operations	(0.33)

Net Asset Value, End of Period	$9.67

Total Return†	(3.30)%

Ratios and Supplemental Data
Net Assets, End of Period	$1,128,041
Ratio of Expenses to Average Net Assets	1.50	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	37.45	%**
Ratio of Net Investment Loss to Average Net Assets	(0.58	)%**
Portfolio Turnover Rate	46	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — continued
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Institutional Shares
	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.06
Net Realized and Unrealized Gain	0.79

Total from Operations	0.85

Net Asset Value, End of Period	$10.85

Total Return†	8.50%

Ratios and Supplemental Data
Net Assets, End of Period	$170,306
Ratio of Expenses to Average Net Assets	0.90	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	125.38	%**
Ratio of Net Investment Income to Average Net Assets	1.02	%**
Portfolio Turnover Rate	39	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS — concluded
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Investor Shares
	Period Ended October 31, 2014*
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.05
Net Realized and Unrealized Gain	0.80

Total from Operations	0.85

Net Asset Value, End of Period	$10.85

Total Return†	8.50%

Ratios and Supplemental Data
Net Assets, End of Period	$1,967,358
Ratio of Expenses to Average Net Assets	1.15	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	33.16	%**
Ratio of Net Investment Income to Average Net Assets	0.84	%**
Portfolio Turnover Rate	39	%***

*	Commenced operations on March 25, 2014.

**	Annualized.

***	Portfolio turnover rate is for the period indicated and has not been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with three funds. The financial statements herein are those of the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund (each a “Fund” and collectively the “Funds”). The investment objective of the NorthPointe Small Cap Value Fund is to seek long-term capital appreciation. The NorthPointe Small Cap Value Fund is a diversified fund and focuses on U.S. and foreign listed common stocks with small market capitalizations that NorthPointe Capital, LLC (the “Adviser”) believes have good earnings growth potential and are undervalued in the market. The investment objective of the NorthPointe Large Cap Value Fund is long-term growth of capital by investing in equity securities from large-cap companies. The NorthPointe Large Cap Value Fund is a diversified fund. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Funds are each registered to offer Institutional Shares and Investor Shares.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2014, there were no fair valued securities.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

As of October 31, 2014, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

For the period ended October 31, 2014, there have been no transfers between Level 1 and Level 2 and Level 3 assets and liabilities. During the period ended October 31, 2014, there were no Level 3 securities.

During the period ended October 31, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the period ended October 31, 2014, the Funds did not have a liability for any unrecognized tax benefits.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Funds. As of October 31, 2014, the remaining amount still to be amortized for the NorthPointe Small Cap Value Fund and the NorthPointe Large Cap Value Fund was $10,225 each.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $110,000 per Fund, plus $15,000 for each additional class created, or 0.12% of the first $500 million, 0.10% of the next $500 million, and 0.08% of any amount above $1 billion of the Funds’ average daily net assets.

The Administrator has voluntarily agreed to reduce its fees. The Administrator has waived $31,965 for each of the Funds for the period ended October 31, 2014.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor Shares, subject to the arrangement for provision of shareholder and administrative services. For the period ended October 31, 2014, the NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund incurred shareholder servicing of $714 and $995, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

During the period ended October 31, 2014, the Funds earned cash management credits of $1 each which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Advisory Fee Rate
NorthPointe Small Cap Value Fund	0.75%
NorthPointe Large Cap Value Fund	0.50%

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

The Adviser has contractually agreed (effective March 25, 2014) to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, “excluded expenses”)) from exceeding certain levels as set forth below until February 29, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the trust, effective as of the close of business on February 29, 2016.

	Institutional Shares	Investor Shares
NorthPointe Small Cap Value Fund	1.25%	1.50%
NorthPointe Large Cap Value Fund	0.90%	1.15%

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of October 31, 2014, fees for the NorthPointe Small Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $191,078 expiring in 2017. As of October 31, 2014, fees for the NorthPointe Large Cap Value Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $214,554 expiring in 2017.

6. Share Transactions:

NorthPointe Small Cap Value Fund	Period Ended October 31, 2014*

Share Transactions:
Institutional Shares
Issued	11,480

Net Share Transactions	11,480

Investor Shares
Issued	116,775
Redeemed	(70)

Net Share Transactions	116,705

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

NorthPointe Large Cap Value Fund	Period Ended October 31, 2014*

Share Transactions:
Institutional Shares
Issued	10,695

Net Share Transactions	10,695

Investor Shares
Issued	181,458
Redeemed	(89)

Net Share Transactions	181,369

*	Commenced operations on March 25, 2014.

7. Investment Transactions:

For the period ended October 31, 2014, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
NorthPointe Small Cap Value Fund*	$1,598,019	$313,623
NorthPointe Large Cap Value Fund*	2,428,483	374,946

*	Commenced operations on March 25, 2014.

There were no purchases or sales of long-term U.S. Government securities for either fund.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Permanent book and tax basis differences are primarily attributable to REIT adjustments have been classified to/(from) the following for the period ended October 31, 2014:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
NorthPointe Small Cap Value Fund	$140	$(140)
NorthPointe Large Cap Value Fund	171	(171)

As of October 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	NorthPointe Small Cap Value Fund	NorthPointe Large Cap Value Fund
Undistributed Ordinary Income	$—	$5,946
Capital Loss Carryforwards	(33,352)	—
Unrealized Appreciation/(Depreciation)	(6,310)	43,149
Late-Year Loss Deferral	(1,856)	—

Total Distributable Earnings/ (Accumulated Losses)	$(41,518)	$49,095

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through October 31, 2014 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss
NorthPointe Small Cap Value Fund	$33,352

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2014, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
NorthPointe Small Cap Value Fund	$1,280,887	$84,918	$(91,228)	$(6,310)
NorthPointe Large Cap Value Fund	$2,137,162	$82,607	$(39,458)	$43,149

9. Other:

At October 31, 2014, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
NorthPointe Small Cap Value Fund, Institutional Shares	4	94%
NorthPointe Small Cap Value Fund, Investor Shares	2	100%
NorthPointe Large Cap Value Fund, Institutional Shares	4	95%
NorthPointe Large Cap Value Fund, Investor Shares	2	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of

The Advisors’ Inner Circle Fund III and the Shareholders of

NorthPointe Small Cap Value Fund and

NorthPointe Large Cap Value Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NorthPointe Small Cap Value Fund and NorthPointe Large Cap Value Fund (two of the portfolios constituting The Advisors’ Inner Circle Fund III, hereafter referred to as the “Funds”) at October 31,2014, and the results of their operations, the changes in their net assets and the financial highlights for the period March 25, 2014 (commencement of operations) through October 31, 2014, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 24, 2014

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/14	Ending Account Value 10/31/14	Annualized Expense Ratios	Expenses Paid During Period*
NorthPointe Small Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,012.60	1.25%	$6.34
Investor Shares	1,000.00	1,012.60	1.50	7.61

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,018.90	1.25%	$6.36
Investor Shares	1,000.00	1,017.64	1.50	7.63
NorthPointe Large Cap Value Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,065.80	0.90%	$4.69
Investor Shares	1,000.00	1,065.80	1.15	5.99

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.67	0.90%	$4.58
Investor Shares	1,000.00	1,019.41	1.15	5.85

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

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THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Mr. Doran is a Trustee who may be deemed to be an

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 74 yrs. old	Chairman of Board of Trustees (Since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
JON C. HUNT 63 yrs old	Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
TERRENCE O. JONES 51 yrs old	Trustee (Since 2014)	Retired.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 3 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

“interested” person of the Trust as that term is defined in the 1940 Act by virtue of his affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-457-NPF3 (6733). The following chart lists Trustees and Officers as of October 31, 2014.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust, The KP Funds and O’Connor EQUUS (closed-end investment company). Director of SEI Investments (Europe), Limited, SEI Investments – Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Asset Korea Co., Ltd., SEI Global Nominee Ltd. and SEI Investments – Unit Trust Management (UK) Limited. Director of the Distributor since 2003.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of City National Rochdale Funds and O’Connor EQUUS (closed-end investment company). Member of Independent Committee of Nuveen Commodities Asset Management.
Current Directorships: Trustee of Genworth Life Insurance Company of New York, Highland Funds and O’Connor EQUUS (closed-end investment company).

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
THOMAS P. LEMKE 60 yrs. old	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
RANDALL S. YANKER 54 yrs. old	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
MICHAEL BEATTIE 49 yrs. old	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
ROBERT NESHER 68 yrs. old	Vice Chairman (Since 2014)

SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010.

RAMI ABDEL-RAHMAN 40 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2014)	Director, SEI Investments, Fund Accounting since June 2014. Fund Accounting Director, BNY Mellon from 2006 to 2014.

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 3 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

Other Directorships Held by Board Members[4]

Current Directorships: Independent Director of The Victory Funds. Trustee of AXA Premier VIP Trust, O’Connor EQUUS (closed-end investment company) and J.P. Morgan Exchange-Traded Fund Trust.

Former Directorships: Director of ICI Mutual Insurance Company to 2013.

Current Directorships: Trustee of O’Connor EQUUS (closed-end investment company). Independent Non-Executive Director of HFA Holdings Limited.

None.
None.
None.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)

RUSSELL EMERY 51 yrs. old	Chief Compliance Officer (Since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, Daily Income Trust, SEI Liquid Asset Trust, Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors’ Inner Circle Fund III and O’Connor EQUUS since 2014.

DIANNE M. DESCOTEAUX 37 yrs. old	Vice President and Secretary (Since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
JOHN Y. KIM 33 yrs. old	Vice President and Secretary (Since 2014)	Attorney SEI Investments Company (2014-present). Associate, Stradley Ronon Stevens & Young, LLP (2009-2014)
EDWARD McCUSKER 30 yrs. old	Privacy Officer (Since 2014) AML Officer (Since 2014)	SEI’s Private Banking 2008-2010. AML SEI Private Trust Company 2010-2011. AML Manager of SEI Investments 2011-2013. AML and Privacy Officer 2013.
LISA WHITTAKER 36 yrs. old	Vice President and Assistant Secretary (since 2014)	Attorney, SEI Investments Company (2012-present). Associate Counsel and Compliance Officer, The Glenmede Trust Company (2011-2012).Associate, Drinker Biddle & Reath LLP (2006-2011).
1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 3 funds in The Advisors’ Inner Circle Fund III.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE FUNDS
OCTOBER 31, 2014

Other

Directorships

Held by

Officer

None.

None.

None.

None.

None.

NorthPointe Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-877-457-NPF3 (6733)

Adviser:

NorthPointe Capital, LLC

101 West Big Beaver Road, Suite 745

Troy, Michigan 48084

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

NPC-AR-001-0100

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year as follows:

		2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$44,300	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$0	$0	$0
(d)	All Other Fees	$0	$0	$0

Fees billed by KPMG LLP (“KPMG”) related to the Trust

KPMG billed the Trust aggregate fees for services rendered to the Trust for the last fiscal year as follows:

		2014
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$32,000	$0	$0
(b)	Audit-Related Fees	$0	$0	$0
(c)	Tax Fees	$4,500	$0	$0
(d)	All Other Fees	$0	$0	$0

(e)(1)

All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the audit committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the audit committee will be submitted to the audit committee by the CFO. The audit committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The audit committee has delegated specific pre-approval authority to either the audit committee chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the audit committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the audit committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the

Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

2014
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year were $0.

(g) The aggregate non-audit fees and services billed by KPMG for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last fiscal year were $4,500.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 6, 2015

By (Signature and Title)*	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman, Treasurer, Controller & CFO

Date: January 6, 2015

*	Print the name and title of each signing officer under his or her signature.